Accounts Receivable - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Accounts Receivable [line items]
Impairment loss recognised in profit or loss, trade receivables	€ 27	€ 32	€ 53
Gross value of overdue receivables	644	597	677
Derecognized receivables	437	€ 428	€ 414
United States [Member]
Disclosure Of Accounts Receivable [line items]
Derecognized receivables	230
Japan [Member]
Disclosure Of Accounts Receivable [line items]
Derecognized receivables	€ 197